SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM 12b-25
                                   -----------

                           NOTIFICATION OF LATE FILING


                                                       Sec File Number   1-14967
                                                                         -------
      (Check One):                                     CUSIP Number    967446105
                                                                       ---------

 X   Form 10-K and Form  10-KSB  Form  11-K Form 20-F Form 10-Q and Form  10-QSB
---
     Form N-SAR

          For Period Ended: December 29, 2001
                            -----------------

  __ Transition Report on Form 10-K
  __ Transition Report on Form 20-F
  __ Transition Report on Form 11-K
  __ Transition Report on Form 10-Q
  __ Transition Report on Form N-SAR
        For the Transition Period Ended:_________

     Read attached  instruction  sheet before  preparing  form.  Please print or
     ---------------------------------------------------------------------------
     type.
     -----

     Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

     If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates: Part III
                                                                ---------

                                     PART I
                                     ------
                             REGISTRANT INFORMATION
                             ----------------------

     Full Name of Registrant:   Wickes Inc.
                                -----------

     Former Name if Applicable: Wickes Lumber Company
                                ---------------------

     Address of Principal Executive Office (Street & Number): 706 N. Deerpath
                                                              ---------------
     Drive
     -----
     City,  State  and  Zip  Code:  Vernon Hills, Illinois 60061
                                    ----------------------------

                                     PART II
                                     -------
                             RULES 12b-25(b) and (c)
                             -----------------------

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate).

     X    (a) The reasons  described  in  reasonable  detail in Part III of this
    ---
          form could not be effort or expense;

     X    (b) The subject annual report,  semi-annual report,  transition report
    ---
          on Form 10-K, Form 20-F, 11-K or Form N-SAR, or portion thereof will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date;

      __ (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

                                    PART III
                                    --------
                                    NARRATIVE
                                    ---------

     State below in reasonable detail the reasons why Form 10-K and Form 10-KSB, 20-F, 11-K, 10-Q and Form 10-QSB, N-SAR, or the transition report or portion thereof could not be filed within the prescribed period.

     The registrant's Form 10-K for the fiscal year ended December 29, 2001 incorporated the information required to be contained in Part III by reference to the registrant's proxy materials anticipated to be mailed to the registrant's shareholders on or before April 29, 2002. Because of unanticipated production delays in connection with the preparation of the proxy materials, the registrant was unable to complete the mailing of its proxy materials by such date. The registrant learned of these delays too late for it to be able to file on April 29, 2002 an amendment to its Form 10-K containing such information. The registrant mailed its proxy materials on April 30, 2002 and will file Amendment No. 1 to its Form 10-K on May 1, 2002 or as soon as practicable thereafter.


                                     PART IV
                                     -------
                                OTHER INFORMATION
                                -----------------

     (1) Name and telephone number of person to contact in regard to this notification:

              James A. Hopwood                              (847) 367-3552
          ------------------------                         ----------------
                   (Name)                              (Area Code/Phone Number)

     (2) Have all other periodic reports required under section 13 or 15(d) of the Securities Exchange Act of 1934 or section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).

                                                X    Yes                     No
                                               ---

     (3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

                                                     Yes                X    No
                                                                       ---

          If  so,  attach  an  explanation  of  the  anticipated   change,  both
     narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.


                                   Wickes Inc.
                                   -----------
                (Name of Registrant as specified in its charter)

has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date:  April 30, 2002                   By:   /s/ James A. Hopwood
       --------------                         --------------------
                                        James A. Hopwood
                                        Senior Vice President, Chief Financial
                                        Officer   (Principal Accounting Officer)